FINANCIAL RISK MANAGEMENT (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial risks management [Line Items]
Gross		S/ 109,960,624	S/ 99,764,914
Allowance for loan losses	[1]	4,952,392	4,500,498
Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		3,118,972	1,920,828
Impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		5,237,455	4,575,646
Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		101,604,197	93,268,440
Commercial loans [Member]
Disclosure of financial risks management [Line Items]
Gross		63,609,988	58,455,548
Allowance for loan losses		1,458,187	1,237,616
Total, net		62,151,801	57,217,932
Commercial loans [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		56,083,958
Allowance for loan losses		287,961
Total, net		55,795,997
Commercial loans [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		5,204,695
Allowance for loan losses		146,455
Total, net		5,058,240
Commercial loans [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		2,321,335
Allowance for loan losses		1,023,771
Total, net		1,297,564
Commercial loans [Member] | Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		1,252,619	757,552
Commercial loans [Member] | Past due but not impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		998,105
Commercial loans [Member] | Past due but not impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		254,514
Commercial loans [Member] | Past due but not impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Commercial loans [Member] | Impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		2,321,335	1,572,579
Commercial loans [Member] | Impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Commercial loans [Member] | Impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Commercial loans [Member] | Impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		2,321,335
Commercial loans [Member] | Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		60,036,034	56,125,417
Commercial loans [Member] | Neither past due nor impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		55,085,853
Commercial loans [Member] | Neither past due nor impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		4,950,181
Commercial loans [Member] | Neither past due nor impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Residential Mortgage loans [member]
Disclosure of financial risks management [Line Items]
Gross		17,770,692	15,452,087
Allowance for loan losses		524,169	228,287
Total, net		17,246,523	15,223,800
Residential Mortgage loans [member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		16,049,110
Allowance for loan losses		31,479
Total, net		16,017,631
Residential Mortgage loans [member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		762,549
Allowance for loan losses		22,404
Total, net		740,145
Residential Mortgage loans [member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		959,033
Allowance for loan losses		470,286
Total, net		488,747
Residential Mortgage loans [member] | Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		885,104	521,550
Residential Mortgage loans [member] | Past due but not impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		617,686
Residential Mortgage loans [member] | Past due but not impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		267,418
Residential Mortgage loans [member] | Past due but not impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Residential Mortgage loans [member] | Impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		959,033	865,610
Residential Mortgage loans [member] | Impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Residential Mortgage loans [member] | Impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Residential Mortgage loans [member] | Impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		959,033
Residential Mortgage loans [member] | Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		15,926,555	14,064,927
Residential Mortgage loans [member] | Neither past due nor impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		15,431,424
Residential Mortgage loans [member] | Neither past due nor impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		495,131
Residential Mortgage loans [member] | Neither past due nor impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Microbusiness loans [Member]
Disclosure of financial risks management [Line Items]
Gross		15,253,455	13,927,557
Allowance for loan losses		1,582,187	1,476,578
Total, net		13,671,268	12,450,979
Microbusiness loans [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		12,037,946
Allowance for loan losses		340,576
Total, net		11,697,370
Microbusiness loans [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		1,960,983
Allowance for loan losses		262,777
Total, net		1,698,206
Microbusiness loans [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		1,254,526
Allowance for loan losses		978,834
Total, net		275,692
Microbusiness loans [Member] | Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		526,627	379,283
Microbusiness loans [Member] | Past due but not impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		192,588
Microbusiness loans [Member] | Past due but not impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		334,039
Microbusiness loans [Member] | Past due but not impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Microbusiness loans [Member] | Impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		1,254,526	1,259,635
Microbusiness loans [Member] | Impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Microbusiness loans [Member] | Impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Microbusiness loans [Member] | Impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		1,254,526
Microbusiness loans [Member] | Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		13,472,302	12,288,639
Microbusiness loans [Member] | Neither past due nor impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		11,845,358
Microbusiness loans [Member] | Neither past due nor impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		1,626,944
Microbusiness loans [Member] | Neither past due nor impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Consumer loans [member]
Disclosure of financial risks management [Line Items]
Gross		13,326,489	11,929,722
Allowance for loan losses		1,387,849	1,558,017
Total, net		11,938,640	10,371,705
Consumer loans [member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		10,735,810
Allowance for loan losses		284,207
Total, net		10,451,603
Consumer loans [member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		1,888,118
Allowance for loan losses		494,956
Total, net		1,393,162
Consumer loans [member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		702,561
Allowance for loan losses		608,686
Total, net		93,875
Consumer loans [member] | Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		454,622	262,443
Consumer loans [member] | Past due but not impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		218,995
Consumer loans [member] | Past due but not impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		235,627
Consumer loans [member] | Past due but not impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Consumer loans [member] | Impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		702,561	877,822
Consumer loans [member] | Impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Consumer loans [member] | Impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		0
Consumer loans [member] | Impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		702,561
Consumer loans [member] | Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross		12,169,306	S/ 10,789,457
Consumer loans [member] | Neither past due nor impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross		10,516,815
Consumer loans [member] | Neither past due nor impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross		1,652,491
Consumer loans [member] | Neither past due nor impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross		S/ 0

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).